Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Security Deposits with Real Estate Developers - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deposits [Abstract]
Balance at the beginning of the year/period	¥ 71,278	¥ 71,173
Provision for the year/period	427	105
Balance at the end of the year/period	¥ 71,705	¥ 71,278